Supplement dated January 31, 2014 to the Wilmington Funds Prospectus dated August 31, 2013

(the “Prospectus”)

Effective January 31, 2014, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on January 31, 2014, ADAR Investment Management, LLC (“ADAR”), will cease to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of January 31, 2014, all references to ADAR and its portfolio management team in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated January 31, 2014, to the Wilmington Funds Statement of Additional Information dated August 31, 2013 (the “SAI”)

Wilmington Multi-Manager Alternatives Fund (the “Fund”)

Effective at the close of business on January 31, 2014, ADAR Investment Management, LLC (“ADAR”), will cease to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of January 31, 2014, all references to ADAR and its portfolio management team in the SAI are hereby deleted.

Please keep this Supplement for future reference.